Stock Options and Stock-based Compensation (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares, Outstanding, Opening Balance	3,864,750	4,046,750	2,950,000
Shares, Granted	1,756,000	188,000
Shares, Exercised	0	225,000	0
Shares, Cancelled or expired	520,000	145,000	75,000
Shares, Outstanding, Ending Balance	5,100,750	3,864,750	4,046,750
Shares Exercisable	3,660,959	2,992,417	2,518,854
Weighted Average Exercise Price, Outstanding, Opening Balance	$ 1.42	$ 1.40	$ 1.39
Weighted Average Exercise Price, Granted	$ 0.55	$ 1.89
Weighted Average Exercise Price, Exercised	$ 0	$ 1.42
Weighted Average Exercise Price, Cancelled or expired	$ 1.45	$ 1.50	$ 1.50
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 1.12	$ 1.42	$ 1.40
Weighted Average Exercise Price, Exercisable	$ 1.25	$ 1.39	$ 1.33
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years		4 years 10 months 17 days
Weighted Average Remaining Contractual Life (in years), Outstanding	7 years 3 months 7 days	4 years	4 years 2 months 16 days
Weighted Average Remaining Contractual Life (in years), Exercisable	3 years 7 months 2 days		3 years 9 months 14 days
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 6 months 11 days
Granted 1.50 [Member]
Shares, Granted			1,141,000
Weighted Average Exercise Price, Granted			$ 1.50
Granted 2.00 [Member]
Shares, Granted			30,750
Weighted Average Exercise Price, Granted			$ 2.00